Consolidated Statements of Comprehensive Income / (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net sales	$ 10,981	$ 30,058	$ 23,198
Cost of sales	(6,775)	(15,589)	(13,267)
Depreciation of production assets	(478)	(420)	(132)
Gross profit	3,728	14,049	9,799
Other operating income	359	48	2,007
Research & development expenses	(4,985)	(3,946)	(2,308)
Selling & marketing expenses	(5,453)	(5,648)	(3,824)
General & administrative expenses	(10,840)	(8,644)	(3,091)
Total operating expenses	(20,919)	(18,190)	(7,216)
Operating (loss) / income	(17,191)	(4,141)	2,583
Non-operating income	1,061	2,442	935
Gain / (loss) on debt extinguishment	(100)
Interest and amortization of debt discount	(1,003)	(689)	(355)
Non-operating expenses	(883)	(655)	(638)
(Loss) / income before income tax expense	(18,116)	(3,043)	2,525
Income tax (expense) / income	(3,085)	(225)	3,245
Net (loss) / income	$ (21,201)	$ (3,268)	$ 5,770
Earnings per Ordinary Share (USD)
Basic	$ (0.60)	$ (0.21)	$ 0.41
Diluted	$ (0.60)	$ (0.21)	$ 0.41
Other comprehensive income / (loss), net of tax:
Foreign currency translation adjustments		$ (2)	$ (15)
Net gain / (loss) arising during period	(27)	11	170
Other comprehensive income / (loss)	(27)	9	155
Comprehensive (loss) / income	$ (21,228)	$ (3,259)	$ 5,925
Class F Shares
Earnings per Ordinary Share (USD)
Basic	$ (3.01)	$ (1.07)	$ 2.04
Diluted	$ (3.01)	$ (1.07)	$ 2.04